Basis of presentation and summary of significant accounting policies- Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 03, 2020	Oct. 28, 2020	Jul. 08, 2020	May 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Accounting Policies [Line Items]
Gain on deconsolidation					$ 46
Cash current					65,100	$ 12,800	$ 7,200
Cash equivalents current					65,128	13,293	8,201
Short term investments					0	982	994
Accounts receivable reserves recorded amount					0	0	0
Deferred offering costs non current					0	2,364	0
Triggering A Reconsideration Event For On Going Consolidation Vericidx [Member] | VericiDx IPO [Member]
Accounting Policies [Line Items]
Proceeds from issuance initial public offering	$ 14,500
Kantaro Bio Sciences LLC [Member]
Accounting Policies [Line Items]
Performance of the contract liability					$ 1,000
Equity method investment ownership percentage					25.00%
Verici Dx Limited [Member]
Accounting Policies [Line Items]
Equity method investments fair value disclosure					$ 9,300
Fair value adjustment of investments					$ 6,500
Percentage owned in the ordinary shares					6.94%
Verici Dx Limited [Member]
Accounting Policies [Line Items]
Share capital redesignated into A shares			59,416,134
Noncontrolling interest			$ 1,600
Amount of convertible loan notes		$ 2,500
Additional funding provided as a consideration		$ 500
Gain on deconsolidation					$ 46,000
Verici Dx Limited [Member] | Ordinary Share Of Vericidx [Member]
Accounting Policies [Line Items]
Debt conversion converted instrument shares issued		9,831,681
Verici Dx Limited [Member] | Convertible Promissory Note [Member]
Accounting Policies [Line Items]
Debt conversion convertible instrument amount		$ 2,500
Verici Dx Limited [Member] | A Shares [Member]
Accounting Policies [Line Items]
Per share value			$ 0.001
Verici Dx Limited [Member] | Golden Shares [Member]
Accounting Policies [Line Items]
Per share value			$ 0.001
Verici Dx Limited [Member] | Receipt of Assets in Satisfaction of Debt [Member]
Accounting Policies [Line Items]
Nonmonetary transaction value of consideration		$ 2,000		$ 2,000
Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Estimated useful life					10 years
Research and development expense					$ 0	$ 600	$ 0
Share-based Payment Arrangement, Option [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share					4,265,958	3,028,858	2,195,697
US Treasury Securities [Member]
Accounting Policies [Line Items]
Cash equivalents current							$ 1,000
US Treasury Securities [Member] | Short-term Investments [Member]
Accounting Policies [Line Items]
Short term investments at fair value						$ 1,000	$ 1,000
Money Market Funds [Member]
Accounting Policies [Line Items]
Cash equivalents current						$ 500